Summary of Significant Accounting Policies (Details) - Schedule of Company’s Revenues by Mining Pool Operators - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Company’s Revenues by Mining Pool Operators [Line Items]
Total mining pool operators	$ 44,240,418	$ 32,270,689	$ 96,078,570
Foundry USA Pool [Member]
Schedule of Company’s Revenues by Mining Pool Operators [Line Items]
Total mining pool operators	44,240,418	31,414,104	27,862,786
Ethermine Mining Pool [Member]
Schedule of Company’s Revenues by Mining Pool Operators [Line Items]
Total mining pool operators		856,585
Huobi Pool [Member]
Schedule of Company’s Revenues by Mining Pool Operators [Line Items]
Total mining pool operators			58,607,927
Antpool [Member]
Schedule of Company’s Revenues by Mining Pool Operators [Line Items]
Total mining pool operators			$ 9,607,857